Fair Value Measurements And Disclosure (Long-Term Debt And Other Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	$ 124,847	$ 81,399
Bank borrowings	4	5
Carrying Amount [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	124,847	81,399
Bank borrowings	4	5
Investment securities	2,704	2,735
Fair Value [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Bank borrowings	4	5
Investment securities	2,704	2,735
Fair Value [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	$ 128,993	$ 90,367